Provisions - Additional Information (Detail) $ in Millions		9 Months Ended	12 Months Ended
	Jan. 01, 2020 CAD ($)	Sep. 30, 2020 CAD ($) yr	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of provision matrix [line items]
Decommissioning liability, inflation factor rate		2.00%	2.00%
Decommissioning liability, credit-adjusted rate		9.00%	7.00%
Decommissioning liability, expected useful life | yr		50
Decommissioning liability		$ 60.0	$ 100.0	$ 129.0
Office lease provision, credit-adjusted discount rate		6.50%	6.00%
Office Lease Amendment Agreement [Member] | 2020 [member]
Disclosure of provision matrix [line items]
Lease rent monthly payment	$ 0.8
Lease rent annual payment	10.0
Office Lease Amendment Agreement [Member] | 2021 [member]
Disclosure of provision matrix [line items]
Lease rent monthly payment	0.8
Lease rent annual payment	10.0
Office Lease Amendment Agreement [Member] | 2022 [member]
Disclosure of provision matrix [line items]
Lease rent monthly payment	0.8
Lease rent annual payment	10.0
Office Lease Amendment Agreement [Member] | 2023 [Member]
Disclosure of provision matrix [line items]
Lease rent monthly payment	0.8
Lease rent annual payment	10.0
Office Lease Amendment Agreement [Member] | 2024 [Member]
Disclosure of provision matrix [line items]
Lease rent monthly payment	0.8
Lease rent annual payment	10.0
Office Lease Amendment Agreement [Member] | 2025 [Member]
Disclosure of provision matrix [line items]
Lease rent monthly payment	0.8
Lease rent annual payment	$ 10.0
Decommissioning liability on undiscounted uninflated basis [member]
Disclosure of provision matrix [line items]
Decommissioning liability		$ 605.0	$ 621.0